INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Bonds issuance (Details) $ in Millions	Feb. 08, 2023 USD ($) tranche
Corporate Bonds, Series VIII [Member]
Borrowing
Notional amount	$ 26.5
Debt Instruments Issued, Number of Tranches | tranche	2
Corporate Bonds, Series VIII, Class A [Member]
Borrowing
Notional amount	$ 21.5
Borrowings, interest rate	1.50%
Corporate Bonds, Series VIII, Class A [Member] | Due August Ten, Twenty Twenty Four [Member]
Borrowing
Debt Instrument, Percentage Due	25.00%
Corporate Bonds, Series VIII, Class A [Member] | Due February Ten, Twenty Twenty Five [Member]
Borrowing
Debt Instrument, Percentage Due	75.00%
Corporate Bonds, Series VIII, Class B [Member]
Borrowing
Notional amount	$ 5.0
Borrowings, interest rate	3.98%
Corporate Bonds, Series VIII, Class B [Member] | Due August Ten, Twenty Twenty Five [Member]
Borrowing
Debt Instrument, Percentage Due	(25.00%)
Corporate Bonds, Series VIII, Class B [Member] | Due February Ten, Twenty Twenty Six [Member]
Borrowing
Debt Instrument, Percentage Due	(75.00%)